Mar. 23, 2016
UBS CORE PLUS BOND FUND
UBS CORE PLUS BOND FUND
The UBS Funds	Prospectus Supplement

The UBS Funds

UBS Core Plus Bond Fund

Prospectus Supplement

March 23, 2016

Dear Investor,

The purpose of this supplement to the prospectus (the “Prospectus”) of the UBS Core Plus Bond Fund and UBS Municipal Bond Fund series (each, a “Fund” and collectively, the "Funds") of The UBS Funds (the "Trust") dated October 28, 2015, as supplemented, is to provide you with updated information regarding each of the Funds.  Effective June 1, 2016, the front-end sales charge (load) imposed on Class A shares of the UBS Core Plus Bond Fund will decrease at all levels of investment.   Also, effective June 1, 2016, the last breakpoint in the sales charge schedule for the UBS Municipal Bond Fund will be eliminated. Further, effective June 1, 2016, the reallowance to selected dealers on purchases as a percentage of the offering price of the UBS Core Plus Bond Fund and UBS Municipal Bond Fund will decrease at certain levels of investment.

The Prospectus is hereby supplemented accordingly as shown below.

All references to the maximum front-end sales charge (load) of 4.50% for UBS Core Plus Bond Fund are replaced with a maximum front-end sales charge (load) of 3.75%.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.